TAXATION (Tables)	12 Months Ended
Dec. 31, 2024
TAXATION
Schedule of loss before income tax

	Year ended December 31,
	2022	2023	2024
Loss from the PRC operations	(90,586)	(81,953)	(170,259)
Loss from non-PRC operations	(57,738)	(43,501)	(104,746)
Loss before income tax	(148,324)	(125,454)	(275,005)
Income tax (expenses) benefits applicable to the PRC operations	(125)	124	1
Income tax benefits (expenses) applicable to non-PRC operations	199	2	(2)
Total income tax benefits (expenses)	74	126	(1)

Schedule of composition of Income Tax Expenses

	Year ended December 31,
	2022	2023	2024
Deferred tax (expenses) benefits applicable to the PRC operations	(120)	120	—
Deferred tax benefits applicable to non-PRC operations	596	—	—
Total deferred tax benefits	476	120	—
Current income tax (expenses) benefits applicable to the PRC operations	(5)	4	1
Current income tax (expenses) benefits applicable to non-PRC operations	(397)	2	(2)
Total current income tax (expenses) benefits	(402)	6	(1)
Total income tax benefits (expenses)	74	126	(1)

Schedule of reconciliation of the statutory tax rate to the effective tax rate

	Year ended December 31,
	2022	2023	2024
Statutory CIT rate	25.0%	25.0%	25.0%
Effect on tax holiday and preferential tax treatment	(4.2)%	(3.8)%	(5.5)%
Effect of research and development super-deduction	11.8%	12.9%	5.8%
Other permanent adjustments	(7.0)%	(0.5)%	(5.1)%
Change in valuation allowance	(16.7)%	(32.2)%	(19.2)%
Tax rate difference from statutory rate in other jurisdictions	(8.9)%	(1.3)%	(1.0)%
Effective tax rate for the Group	0.0%	0.1%	0.0%

Schedule of effects of the income tax exemption and reduction

	Year ended December 31,
	2022	2023	2024
Tax holiday effect	6,250	4,772	15,182
Net loss per share effect-basic and diluted	0.07	0.05	0.13

Schedule of deferred tax assets and liabilities

	As of December 31,
	2022	2023	2024
Deferred tax assets:
Net operating loss carryforwards	74,857	106,134	137,800
R&D business tax credits	15,647	17,706	19,102
Share-based compensation	—	—	11,108
Depreciation of property, equipment and software	560	800	551
Deferred R&D expenses	282	5,927	10,532
Change in fair value of investment	—	993	—
Other current liabilities and others	1,599	1,275	1,577
Lease liabilities	202	571	356
Total deferred tax assets	93,147	133,406	181,026
Deferred tax liabilities:
Depreciation of property, equipment and software	(630)	(161)	—
Prepaid expenses	(601)	(222)	(229)
Right-of-use assets	(180)	(535)	(328)
Share-based compensation	(75)	(14)	—
Total deferred tax liabilities	(1,486)	(932)	(557)
Valuation allowance	(91,781)	(132,474)	(180,469)
Deferred tax liabilities, net	(120)	—	—

Schedule of NOLs and tax credit carryforwards

	As of December 31, 2024
	Amount	Expiration Years
NOLs, the PRC	760,691	2026 – 2035
Tax credits, U.S. federal	11,490	2039 – 2044
Tax credits, U.S. state	13,337	No expiration date

Schedule of unrecognized tax benefits

	Year ended December 31,
	2022	2023	2024
Balance at the beginning of the year	3,429	4,587	5,096
Additions based on tax positions related to the current year	1,158	668	544
Additions based on tax positions related to the prior year	—	—	220
Reductions for tax positions of prior years	—	(159)	(135)
Balance at the end of the year	4,587	5,096	5,725